Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Number of Options Outstanding	The total number of outstanding AB InBev options developed as follows:

Million options	2023	2022	2021
Options outstanding at 1 January	83.2	102.7	113.3
Options exercised during the year	(2.2)	(1.0)	(1.3)
Options forfeited during the year	(1.3)	(14.9)	(9.2)
Options lapsed during the year	(3.9)	(3.6)	-
Options outstanding at the end of December	75.8	83.2	102.7

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2023	2022	2021
Options outstanding at 1 January	76.04	64.77	71.22
Exercised during the year	29.96	16.11	46.30
Forfeited during the year	67.66	94.76	89.56
Lapsed during the year	96.27	88.10	-
Outstanding at the end of December	79.46	76.04	64.77
Exercisable at the end of December	108.11	102.19	98.27
For share options exercised during 2023, the weighted average share price at the date of exercise was 54.83 euro (60.59 US dollar)
1
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AB inBev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding AB InBev RSUs and PSUs developed as follows:

Million RSU and PSUs	2023	2022	2021
RSUs and PSUs outstanding at 1 January	28.7	20.9	19.1
RSUs and PSUs issued during the year	5.9	10.1	3.9
RSUs and PSUs vested during the year	(4.3)	(0.5)	(1.1)
RSUs and PSUs forfeited during the year	(1.3)	(1.8)	(1.1)
RSUs and PSUs outstanding at the end of December	29.0	28.7	20.9

Ambev [member]
Statement [LineItems]
Summary of Number of Options Outstanding
The total number of outstanding Ambev options developed as follows:

Million options	2023	2022	2021
Options outstanding at 1 January	99.8	113.8	127.3
Options exercised during the year	-	-	(5.2)
Options forfeited during the year	(11.8)	(14.0)	(8.3)
Options outstanding at the end of December	88.0	99.8	113.8

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar	2023	2022	2021
Options outstanding at 1 January	3.72	3.57	3.81
Forfeited during the year	4.68	4.33	4.53
Exercised during the year	-	-	2.36
Outstanding at the end of December	3.89	3.72	3.57
Exercisable at the end of December	3.94	3.86	3.79

Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding Ambev RSUs and PSUs developed as follows:

Million RSUs and PSUs	2023	2022	2021
RSUs and PSUs outstanding at 1 January	109.8	63.8	49.6
RSUs and PSUs issued during the year	33.7	49.3	20.7
RSUs and PSUs vested during the year	(18.3)	(0.2)	(5.0)
RSUs and PSUs forfeited during the year	(5.2)	(3.1)	(1.5)
RSUs and PSUs outstanding at the end of December	120.0	109.8	63.8